Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Unrealized gains (losses) on derivatives designated as cash flow hedges, tax	$ (12)	$ 3
Realized (gains) losses on derivatives designated as cash flow hedges, tax	3	(9)
Currency translation adjustments, tax	0	0
Actuarial gain (loss) on post-employment benefit obligations, tax	0	(6)
Net unrealized change on equity investments, tax	$ 0	$ 0